S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 29, 2025 USD ($) $ / shares shares
Post-Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Abony Sponsor I LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 25,000
Abony Sponsor I LLC [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Abony Sponsor I LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	435,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,350,000
Abony Sponsor I LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	400,000
Abony Sponsor I LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Underwriters Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	465,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,650,000